Long-term debt - Additional Information 1 (Details) - USD ($) $ in Thousands	1 Months Ended	3 Months Ended		6 Months Ended
	Jan. 31, 2019	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Jan. 29, 2019	Jan. 29, 2018	Aug. 31, 2014
Line of Credit Facility [Line Items]
Repayments of outstanding balance		$ 0	$ 11,500	$ 0	$ 11,500
Loan Covenant, Security Maintenance Percentage to Loans Outstanding				125.00%
$385 Million Facility (Member)
Line of Credit Facility [Line Items]
Aggregate borrowing capacity						$ 320,000
Repayments of outstanding balance	$ 303,200
Repayments of Accrued interest	1,600
Payments of arrangement fees	5,500
Remaining proceeds used for general partnership purposes	$ 9,600
Revolving credit facility
Line of Credit Facility [Line Items]
Aggregate borrowing capacity							$ 85,000	$ 85,000
Revolving credit facility | $385 Million Facility (Member)
Line of Credit Facility [Line Items]
Aggregate borrowing capacity						$ 63,000